Investment Schedule of Invs (Unaudited)		September 30, 2022
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.8%
Basic Material - 2.2%
Chemical-0.8%
9,500	Mosaic Co.	$459,135

Chemical-Specialty-1.4%
3,000	Albemarle Corp.	793,320

Capital Equipment - 1.7%
Machine Tool-0.8%
5,500	Xylem, Inc.	480,480

Machinery-Miscellaneous-0.9%
12,000	Ingersoll Rand, Inc.	519,120

Consumer Cyclical - 6.7%
Automobile-2.7%
70,000	Ford Motor Co.	784,000
3,000	Tesla, Inc. *	795,750
		1,579,750

Leisure Service-2.5%
3,000	Marriott International, Inc.	420,420
4,300	Netflix, Inc. *	1,012,392
		1,432,812

Media-Radio/TV-1.5%
9,000	Walt Disney Co. *	848,970

Consumer Staple - 3.4%
Beverage-Alcoholic-1.7%
2,200	Constellation Brands, Inc. - CL A	505,296
10,000	Molson Coors Beverage Co.	479,900
		985,196

Beverage-Non-Alcoholic-0.8%
5,000	Monster Beverage Corp. *	434,800

Food-0.9%
7,000	Lamb Weston Holdings, Inc.	541,660

Energy - 3.4%
Oil & Gas-Exploration & Production-2.1%
20,000	Occidental Petroleum Corp.	1,229,000

Oil & Gas-Integrated-1.3%
8,500	Exxon Mobil Corp.	742,135

Financial - 13.5%
Bank-Money Center-7.8%
10,000	Goldman Sachs Group, Inc.	2,930,500
15,000	JPMorgan Chase & Co.	1,567,500
		4,498,000

Finance-Miscellaneous-5.7%
5,000	American Express Co.	674,550
6,000	Global Payments, Inc.	648,300
7,000	MasterCard, Inc. - CL A	1,990,380
		3,313,230

Healthcare - 9.6%
Healthcare-Biomedical/Genetic-4.0%
3,200	Amgen, Inc.	721,280
3,300	Biogen, Inc. *	881,100
2,500	Vertex Pharmaceuticals, Inc. *	723,850
		2,326,230

Healthcare-Drug/Diversified-1.2%
8,000	Merck & Co., Inc.	688,960

Healthcare-Patient Care-4.4%
1,100	Humana, Inc.	533,709
4,000	UnitedHealth Group, Inc.	2,020,160
		2,553,869

Retail - 20.1%
Retail-Food Chain-0.9%
7,000	Sysco Corp.	494,970

Retail-Major Chain-6.3%
5,000	Costco Wholesale Corp.	2,361,350
3,500	Target Corp.	519,365
6,000	Wal-Mart Stores, Inc.	778,200
		3,658,915

Retail-Restaurant-2.3%
300	Chipotle Mexican Grill, Inc. *	450,828
10,500	Starbucks Corp.	884,730
		1,335,558

Retail-Specialty-10.6%
34,000	Amazon.com, Inc. *	3,842,000
4,000	Genuine Parts Co.	597,280
1,100	O’Reilly Automotive, Inc. *	773,685
6,000	Pinduoduo, Inc. *	375,480
1,300	Ulta Beauty, Inc. *	521,547
		6,109,992

Technology - 33.6% #
Computer Data Storage-7.6%
32,000	Apple, Inc.	4,422,400

Computer-Service-1.3%
2,000	EPAM Systems, Inc. *	724,380

Computer-Software-8.0%
4,100	Crowdstrike Holdings, Inc. *	675,721
12,000	Microsoft Corp.	2,794,800
6,000	PTC, Inc. *	627,600
15,000	ROBLOX Corp. *	537,600
		4,635,721

Electronic Instrumentation-1.3%
6,000	Agilent Technologies, Inc.	729,300

Electronic-Semiconductor-4.5%
15,000	Advanced Micro Devices, Inc. *	950,400
10,000	NVIDIA Corp.	1,213,900
4,000	QUALCOMM, Inc.	451,920
		2,616,220

Internet-8.2%
42,000	Alphabet, Inc. - CL C *	4,038,300
5,000	Meta Platforms, Inc. - CL A *	678,400
		4,716,700

Office-Equipment-1.1%
4,000	Avery Dennison Corp.	650,800

Telecommunication Service-1.6%
7,000	T-Mobile US, Inc. *	939,190

Transportation - 1.6%
Airline-0.8%
3,000	FedEx Corp.	445,410

Transportation Service-0.8%
5,200	Expeditors International of Washington, Inc.	459,212

Total Common Stocks (Cost $37,790,778)		55,365,435

MONEY MARKET FUNDS - 4.3%
2,482,444	First American Government Obligations Fund - Class X, 2.78%^	2,482,444
Total Money Market Funds (Cost $2,482,444)		2,482,444

	Total Investments (Cost $40,273,222) - 100.1%	57,847,879
	Liabilities in Excess of Other Assets - (0.1)%	(73,060)
	TOTAL NET ASSETS - 100.0%	$57,774,819

*	Non-Income Producing.
#
As of September 30, 2022, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at September 30, 2022.
Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2022, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$55,365,435	$-	$-	$55,365,435
Money Market Funds	2,482,444	-	-	2,482,444
Total Investments in Securities	$57,847,879	$-	$-	$57,847,879

Refer to the Schedule of Investments for futher information on the classification of investments.